Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue recognized in the respective year	€ 317	€ 280	€ 292
Aggregate cost recognized (multi-year)	435	527	294
Recognized result (+ profit/- loss; multi-year)	(104)	(174)	20
Gross amounts due to customers	€ 30	€ 78	€ 41